Provision For Income Taxes And Deferred Income Taxes - Schedule Of Reconciliation Of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at January 1	$ 0	$ 4,749
Additions based on tax positions related to the current year	7,380	0
Additions for tax positions of prior years	5,366	0
Reductions for tax positions of prior years	0	(4,749)
Balance at the end of the year	$ 12,746	$ 0